RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
Schedule of current accounts receivable between related parties

					12.31.2020		12.31.2019
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-Current	Current	Non-Current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	3,643,603	—	6,589,539	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	16,024	138,346	14,839	283,118
Foreign	Coca Cola de Argentina	Director related	Argentina	ARS	4,558,753	—	1,203,389	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	308,882	—	428,802	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	292,801	—	278,176	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	773,732	—	217,510	—
96.919.980-7	Cervecería Austral S.A.	Director related	Chile	USD	—	—	45,644	—
77.755.610-K	Comercial Patagona Ltda.	Director related	Chile	CLP	—	—	3,872	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	837,837	—	—	—
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	CLP	1,401,898	—	2,003,203	—
76.140.057-6	Monster	Associate	Chile	CLP	41,878	—	50,794	—
				Total	11,875,408	138,346	10,835,768	283,118

Schedule of current accounts payable between related parties

					12.31.2020		12.31.2019
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-Current	Current	Non-Current
					CLP (000'S)	CLP (000'S)	CLP (000'S)	CLP (000'S)
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	18,897,093	—	20,555,135	—
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	7,926,109	10,790,089	14,888,934	19,777,812
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	3,856,973	—	6,359,797	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	4,848,196	—	5,887,070	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	1,323,609	—	1,841,377	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	1,156,786	—	827,300	—
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	CLP	490,758	—	1,247,961	—
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	CLP	3,414	—	25,202	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	118,314	—	275,565	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	402,581	—	929,986	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	518,135	—	765,521	—
Foreign	Coca Cola Panamá	Shareholder related	Panamá	USD	—	—	7,739	—
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	BRL	—	—	26,014	—
				Total	39,541,968	10,790,089	53,637,601	19,777,812

Schedule of transactions between related parties

						Accumulated	Accumulated
Taxpayer ID	Company	Relationship	Country	Transaction Description	Currency	12.31.2020	12.31.2019
						CLP (000’s)	CLP (000’s)
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Concentrate purchase	CLP	139,193,479	150,548,253
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Advertising services purchase	CLP	2,890,638	4,369,500
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Water source lease	CLP	3,847,817	5,324,194
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and others	CLP	1,169,944	1,196,793
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	CLP	12,210,449	19,422,280
86.881.400-4	Envases CMF S.A.	Associate	Chile	Raw material purchase	CLP	16,055,991	16,814,062
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	CLP	91,778	281,174
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	520,221	6,425,579
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of services and others	CLP	1,578	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	CLP	5,992,443	521,466
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of finished products	CLP	2,380,574	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging/raw materials	CLP	6,344,834	6,132,091
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of finished products	CLP	44,982,749	50,315,292
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of services and others	CLP	447,092	268,526
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of raw material and material	CLP	197,288	212,517
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum Dividend	CLP	118,314	—
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	167,430	3,208,559
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Raw material and material purchase	CLP	427	93,117
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Concentrate purchase	BRL	71,959,416	91,426,935
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Reimbursements and other purchases	BRL	220,708	5,977,419
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Concentrate purchase	ARS	81,198,463	97,321,567
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising participation	ARS	6,395,881	4,111,764
Foreign	KAIK Participações	Associate	Brazil	Reimbursements and other purchases	BRL	14,162	39,382
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Product purchase	BRL	3,671,472	1,049,709
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Product purchase	CLP	85,140	—
76.572.588-7	Coca Cola Del Valle New Ventures S.A.	Associate	Chile	Sale of services and others	CLP	397,659	3,959,962
76.572.588-7	Coca Cola Del Valle New Ventures S.A.	Associate	Chile	Purchase of services and others	CLP	4,410,223	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of fees and services	ARS	1,373,594	802,563
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Product purchase	ARS	80,761	4,274,236
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	10,914	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	2,050,156	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of services and others	CLP	459,707	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Raw material purchase	CLP	1,009,547	—

Schedule of Key management compensation

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	7,464,071	6,267,936	6,056,337
Director allowances	1,479,420	1,512,000	1,495,123
Benefit accrued in the last five years and paid during the fiscal year	297,072	305,674	242,907
Benefit for contract termination	115,341	54,819	51,534
Total	9,355,904	8,140,429	7,845,901